Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net earnings	$ 2,973	$ 3,050
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	136	190
Depreciation and amortization	4,014	3,844
Post-employment benefit plans cost	335	314
Net interest expense	987	942
Losses on investments	34	5
Income taxes	995	1,069
Contributions to post-employment benefit plans	(539)	(413)
Payments under other post-employment benefit plans	(75)	(77)
Severance and other costs paid	(138)	(147)
Interest paid	(990)	(965)
Income taxes paid (net of refunds)	(650)	(675)
Acquisition and other costs paid	(79)	(155)
Net change in operating assets and liabilities	381	376
Cash flows from operating activities	7,384	7,358
Cash flows used in investing activities
Capital expenditures	(3,971)	(4,034)
Business acquisitions	(395)	(1,649)
Disposition of intangibles and other assets	68	323
Acquisition of spectrum licenses	(56)	0
Other investing activities	(32)	(77)
Cash flows used in investing activities	(4,386)	(5,437)
Cash flows used in financing activities
(Decrease) increase in notes payable	(123)	333
Issue of long-term debt	2,996	3,011
Repayment of long-term debt	(2,713)	(2,653)
Issue of common shares	11	117
Purchase of shares for settlement of share-based payments	(222)	(224)
Repurchase of common shares	(175)	0
Cash dividends paid on common shares	(2,679)	(2,512)
Cash dividends paid on preferred shares	(149)	(127)
Cash dividends paid by subsidiaries to non-controlling interest	(16)	(34)
Return of capital to non-controlling interest	(51)	0
Other financing activities	(77)	(60)
Cash flows used in financing activities	(3,198)	(2,149)
Net decrease in cash	(17)	(161)
Cash at beginning of year	442	603
Cash at end of year	425	442
Net decrease in cash equivalents	(183)	(67)
Cash equivalents at beginning of year	183	250
Cash equivalents at end of year	$ 0	$ 183